3. Investment in associates (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Associate 1
Disclosure of associates [line items]
Name of associate	Termoeléctrica José de San Martin S.A.
Interest in associate	30.8752%	30.8752%
Dividends received	$ 36,176	$ 25,798	$ 19,358
Associate 2
Disclosure of associates [line items]
Name of associate	Termoeléctrica Manuel Belgrano S.A.
Interest in associate	30.9464%	30.9464%
Dividends received	$ 36,176	$ 25,798	$ 19,358
Associate 3
Disclosure of associates [line items]
Name of associate	Inversora de Gas Cuyana S.A.
Interest in associate	41.00%	44.10%	49.00%
Dividends received			$ 8,967
Associate 4
Disclosure of associates [line items]
Name of associate	Inversora de Gas Centro S.A.
Interest in associate	44.10%	44.10%	49.00%
Dividends received			$ 17,003
Associate 5
Disclosure of associates [line items]
Name of associate	Distribuidora de Gas del Centro S.A.
Interest in associate	17.20%	17.20%	19.11%
Dividends received			$ 15,288